Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements are expressed in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Trust qualifies as an investment company for accounting purposes pursuant to the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Trust is not registered with U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940.

Basis of Presentation

The financial statements are expressed in U.S. dollars and have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The Trust qualifies as an investment company for accounting purposes pursuant to the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Trust is not registered with U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940.

Recently Issued Accounting Pronouncement

Recently Issued Accounting Pronouncement

In the quarter ended December 31, 2024, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Trust’s financial position or results of operations. The Trust is deemed to be an individual reporting segment and the Chief Executive Officer and Chief Financial Officer of the Sponsor act as the Trust’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the Trust as a whole and the Trust’s investment objective is pre-determined in accordance with the terms of the Trust Agreement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

Recently Issued Accounting Pronouncement

In the quarter ended December 31, 2024, the Trust adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the Trust’s financial position or results of operations. The Trust is deemed to be an individual reporting segment and the Chief Executive Officer and Chief Financial Officer of the Sponsor act as the Trust’s chief operating decision maker (“CODM”). The CODM monitors the operating results of the Trust as a whole and the Trust’s investment objective is pre-determined in accordance with the terms of the Trust Agreement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

Use of Estimates

Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The most significant estimate in the financial statements is the fair value of investments in Bitcoin. Actual results could differ from those estimates and these differences could be material.

Use of Estimates

GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. The most significant estimate in the financial statements is the fair value of investments in Bitcoin. Actual results could differ from those estimates and these differences could be material.

Cash

Cash

Cash is received by the Trust from investors and converted into Bitcoin for investment. At times, bank deposits may be in excess of federally insured limits. In accordance with ASC Topic 230 “Statement of Cash Flows,” the Trust qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

Cash

Cash is received by the Trust from investors and converted into Bitcoin for investment. At times, bank deposits may be in excess of federally insured limits. In accordance with ASC Topic 230 “Statement of Cash Flows,” the Trust qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

Subscriptions and Redemptions of Units

Subscriptions and Redemptions of Units

Proceeds received by the Trust from the issuance and sale of Units consist of Bitcoin deposits and forked or airdropped cryptocurrency coins from the Bitcoin Network, or their respective U.S. dollar cash equivalents. Such Bitcoins (or cash equivalent) will only be (1) owned by the Trust and held by the Custodian (or, if cash, used by the Sponsor to purchase Bitcoins to be held by the Custodian), (2) disbursed (or converted to U.S. dollars, if necessary) to pay the Trust’s expenses, (3) distributed to Accredited Investors (subject to obtaining regulatory approval from the SEC if required) in connection with the redemption of Units, (4) distributed (or converted to U.S. dollars, prior to distribution) to Unitholders as dividends, and (5) liquidated in the event that the Trust terminates or as otherwise required by law or regulation.

The Trust conducts its transactions in Bitcoin, including receiving Bitcoin for the creation of Units and delivering Bitcoin for the redemption of Units and for the payment of the Management Fee.

During June 2020, the Trust began a continuous offering of up to $5,000,000 of Units with no par value, each Unit representing a fractional undivided beneficial interest in the Trust. 154,183 Units were sold to both accredited and non-accredited investors in an offering of up to $5,000,000 of Units, dated June 1, 2020, registered in Connecticut and qualified in New York, pursuant to Rule 504 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”) (“Rule 504 Offering”). The Rule 504 Offering closed on August 12, 2020.

On November 12, 2020, the Trust began an offering of an unlimited number of Units pursuant to Rule 506(c) under the Securities Act (“November 2020 Offering”). 4,206,224 Units were sold in the November 2020 Offering.

On January 14, 2021, the Financial Industry Regulatory Authority (“FINRA”) determined that the Trust’s Units met the criteria for trading on the over-the-counter market (“OTC Market”). On February 16, 2021, the Trust’s Units began trading in the OTC Market, operated by OTC Markets Group, Inc., under the ticker symbol “OBTC.” On March 3, 2021, the Trust’s Units began trading in the OTCQX tier of the OTC Market, under the ticker symbol “OBTC.”

Effective November 1, 2021, the Trust suspended the November 2020 Offering under Rule 506(c) under the Securities Act.

On March 5, 2024, the Trust had filed a certification on Form 15 with the Securities and Exchange Commission to terminate the registration of the Trust’s Units under Section 12(g) of the Securities Exchange Act of 1934, as amended.

On February 14, 2025, the Sponsor submitted a draft registration statement on Form S-1 with the SEC to convert OBTC into an exchange-traded fund. As of the date of these financial statements, the registration statement has not become effective.

As of March 31, 2025, there were 5,940,536 Units issued and outstanding. 44,120 of the Units are restricted securities that may not be resold absent registration or an exemption from registration under the Securities Act, and 5,896,416 of the Units are unrestricted securities.

Subscriptions and Redemptions of Units

Proceeds received by the Trust from the issuance and sale of Units consist of Bitcoin deposits and forked or airdropped cryptocurrency coins from the Bitcoin Network, or their respective U.S. dollar cash equivalents. Such Bitcoins (or cash equivalent) will only be (1) owned by the Trust and held by the Custodian (or, if cash, used by the Sponsor to purchase Bitcoins to be held by the Custodian), (2) disbursed (or converted to U.S. dollars, if necessary) to pay the Trust’s expenses, (3) distributed to Accredited Investors (subject to obtaining regulatory approval from the SEC if required) in connection with the redemption of Units, (4) distributed (or converted to U.S. dollars, prior to distribution) to Unitholders as dividends, and (5) liquidated in the event that the Trust terminates or as otherwise required by law or regulation.

The Trust conducts its transactions in Bitcoin, including receiving Bitcoin for the creation of Units and delivering Bitcoin for the redemption of Units and for the payment of the Management Fee.

During June 2020, the Trust began a continuous offering of up to $5,000,000 of Units with no par value, each Unit representing a fractional undivided beneficial interest in the Trust. 154,183 Units were sold to both accredited and non-accredited investors in an offering of up to $5,000,000 of Units, dated June 1, 2020, registered in Connecticut and qualified in New York, pursuant to Rule 504 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”) (“Rule 504 Offering”). The Rule 504 Offering closed on August 12, 2020.

On November 12, 2020, the Trust began an offering of an unlimited number of Units pursuant to Rule 506(c) under the Securities Act (“November 2020 Offering”). 4,206,224 Units were sold in the November 2020 Offering.

On January 14, 2021, the Financial Industry Regulatory Authority (“FINRA”) determined that the Trust’s Units met the criteria for trading on the over-the-counter market (“OTC Market”). On February 16, 2021, the Trust’s Units began trading in the OTC Market, operated by OTC Markets Group, Inc., under the ticker symbol “OBTC.” On March 3, 2021, the Trust’s Units began trading in the OTCQX tier of the OTC Market, under the ticker symbol “OBTC.”

Effective November 1, 2021, the Trust suspended the November 2020 Offering under Rule 506(c) under the Securities Act.

On March 5, 2024, the Trust had filed a certification on Form 15 with the Securities and Exchange Commission to terminate the registration of the Trust’s Units under Section 12(g) of the Securities Exchange Act of 1934, as amended.

As of December 31, 2024, there were 5,940,536 Units issued and outstanding. 46,607 of the Units are restricted securities that may not be resold absent registration or an exemption from registration under the Securities Act, and 5,893,929 of the Units are unrestricted securities.

Investment Transactions and Revenue Recognition

Investment Transactions and Revenue Recognition

The Trust identifies Bitcoin as an “other investment” in accordance with ASC 946. The Trust records its investment transactions on a trade date basis and changes in fair value are reflected as the net change in unrealized appreciation or depreciation on investments. Realized gains and losses are calculated using a first in, first out method. Realized gains and losses are recognized in connection with transactions including settling obligations for the Management Fee and other expenses in Bitcoin.

Investment Transactions and Revenue Recognition

The Trust identifies Bitcoin as an “other investment” in accordance with ASC 946. The Trust records its investment transactions on a trade date basis and changes in fair value are reflected as the net change in unrealized appreciation or depreciation on investments. Realized gains and losses are calculated using a first in, first out method. Realized gains and losses are recognized in connection with transactions including settling obligations for the Management Fee and other expenses in Bitcoin.

Management Fee

Management Fee

The Trust is expected to pay the remuneration due to the Sponsor (the “Management Fee” or “Sponsor Fee”). The Management Fee is charged by the Sponsor to the Trust at an annual rate of 0.49% of the daily Net Asset Value of the Trust and accrues daily in Bitcoin. The Management Fee is payable at the Sponsor’s sole discretion, in Bitcoin or in U.S. Dollars for the Bitcoin Market Price (as defined herein) in effect for such Bitcoin at the time of payment.

Management Fee

The Trust is expected to pay the remuneration due to the Sponsor (the “Management Fee” or “Sponsor Fee”). The Management Fee is charged by the Sponsor to the Trust at an annual rate of 0.49% of the daily Net Asset Value of the Trust and accrues daily in Bitcoin. The Management Fee is payable at the Sponsor’s sole discretion, in Bitcoin or in U.S. Dollars for the Bitcoin Market Price (as defined herein) in effect for such Bitcoin at the time of payment.

Trust Expenses

Trust Expenses

In accordance with the Trust Agreement, the Sponsor bears the routine operational, administrative and other ordinary administrative operating expenses of the Trust (the “Assumed Expenses”) other than audit fees, index license fees, aggregate legal fees in excess of $50,000 per annum and the fees of the Custodian (“Excluded Expenses”) and certain extraordinary expenses of the Trust, including, but not limited to, taxes and governmental charges, expenses and costs, expenses and indemnities related to any extraordinary services performed by the Sponsor (or any other service provider, including the Trustee) on behalf of the Trust to protect the Trust or the interest of Unitholders, indemnification expenses, fees and expenses related to public trading on OTCQX.

Trust Expenses

In accordance with the Trust Agreement, the Sponsor bears the routine operational, administrative and other ordinary administrative operating expenses of the Trust (the “Assumed Expenses”) other than audit fees, index license fees, aggregate legal fees in excess of $50,000 per annum and the fees of the Custodian (“Excluded Expenses”) and certain extraordinary expenses of the Trust, including, but not limited to, taxes and governmental charges, expenses and costs, expenses and indemnities related to any extraordinary services performed by the Sponsor (or any other service provider, including the Trustee) on behalf of the Trust to protect the Trust or the interest of Unitholders, indemnification expenses, fees and expenses related to public trading on OTCQX.

Fair Value Measurements

Fair Value Measurements

The Trust’s investment in Bitcoin is stated at fair value in accordance with ASC 820-10 “Fair Value Measurements,” which outlines the application of fair value accounting. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 requires the Trust to assume that Bitcoin is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market. Principal market is the market with the greatest volume and level of activity for Bitcoin, and the most advantageous market is defined as the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs. The principal market is generally selected based on the most liquid and reliable exchange (including consideration of the ability for the Trust to access the specific market, either directly or through an intermediary, at the end of each period).

GAAP utilizes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs reflect the Trust’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, these valuations do not entail a significant degree of judgment.

Level 2 – Valuations based on quoted prices in markets that are not active or for which significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary by investment. To the extent that valuations are based on sources that are less observable or unobservable in the market, the determination of fair value requires more judgment. Fair value estimates do not necessarily represent the amounts that may be ultimately realized by the Trust.

Fair Value Measurements

The Trust’s investment in Bitcoin is stated at fair value in accordance with ASC 820-10 “Fair Value Measurements,” which outlines the application of fair value accounting. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. ASC 820-10 requires the Trust to assume that Bitcoin is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market. Principal market is the market with the greatest volume and level of activity for Bitcoin, and the most advantageous market is defined as the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs. The principal market is generally selected based on the most liquid and reliable exchange (including consideration of the ability for the Trust to access the specific market, either directly or through an intermediary, at the end of each period).

GAAP utilizes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Trust. Unobservable inputs reflect the Trust’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, these valuations do not entail a significant degree of judgment.

Level 2 – Valuations based on quoted prices in markets that are not active or for which significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary by investment. To the extent that valuations are based on sources that are less observable or unobservable in the market, the determination of fair value requires more judgment. Fair value estimates do not necessarily represent the amounts that may be ultimately realized by the Trust.

Definition of Net Asset Value

Definition of Net Asset Value

The net asset value (“NAV”) of the Trust is used by the Trust in its day-to-day operations to measure the net value of the Trust’s assets. The NAV is calculated on each business day and is equal to the aggregate value of the Trust’s assets less its liabilities (which include accrued but unpaid fees and expenses, both estimated and finally determined), based on the Bitcoin Market Price. In calculating the value of the Bitcoin held by the Trust on any business day, the Trust will use the market price as of 4:00 p.m., New York time. The Trust will also calculate the NAV per Unit of the Trust daily, which equals the NAV of the Trust divided by the number of outstanding Units (the “NAV per Unit”). The Trust considers 4:00 p.m., New York time as a cut off for the end of day reporting. The Trust’s fiscal year reporting period ends at 4:00 p.m., New York Time on December 31st of each fiscal year.

Definition of Net Asset Value

The net asset value (“NAV”) of the Trust is used by the Trust in its day-to-day operations to measure the net value of the Trust’s assets. The NAV is calculated on each business day and is equal to the aggregate value of the Trust’s assets less its liabilities (which include accrued but unpaid fees and expenses, both estimated and finally determined), based on the Bitcoin Market Price. In calculating the value of the Bitcoin held by the Trust on any business day, the Trust will use the market price as of 4:00 p.m., New York time. The Trust will also calculate the NAV per Unit of the Trust daily, which equals the NAV of the Trust divided by the number of outstanding Units (the “NAV per Unit”). The Trust considers 4:00 p.m., New York time as a cut off for the end of day reporting. The Trust’s fiscal year reporting period ends at 4:00 p.m., New York Time on December 31st of each fiscal year.